Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 55,420	$ 22,880	$ 87,071
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	233	136	136
Depreciation expense	35,210	34,030	31,425
Amortization of intangibles	7,613	4,652	2,448
Amortization of government grants	(154)	(115)	(220)
Stock compensation expense	11,521	9,355	7,408
Deferred taxes	(10,430)	(6,121)	2,334
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(79,155)	(32,081)	18,267
Decrease/(increase) in unbilled revenue	13,227	(27,164)	(4,887)
Decrease/(increase) in other receivables	1,125	(1,669)	469
(Increase)/decrease in prepayments and other current assets	682	(1,345)	(783)
Increase in other non current assets	(861)	(233)	(1,271)
Increase/(decrease) in payments on account	68,654	9,494	(29,191)
Increase/(decrease) in other current liabilities	17,035	20,390	(13,848)
Increase/(decrease) in other non current liabilities	189	(613)	999
Decrease in income taxes payable	(7,916)	(2,753)	(13,576)
Increase/(decrease) increase in accounts payable	1,038	(8,652)	647
Net cash provided by operating activities	113,431	20,191	87,428
Cash flows from investing activities:
Purchase of property, plant and equipment	(30,791)	(35,284)	(30,952)
Purchase of subsidiary undertakings and acquisition costs	(72,508)	(69,836)	(3,693)
Cash acquired with subsidiary undertaking	2,572	8,300
Sale of short term investments	82,193	438	79,487
Purchase of short term investments	(102,575)	(56,000)	(30,260)
Net cash (used in)/provided by investing activities	(121,109)	(152,382)	14,582
Cash flows from financing activities:
Drawdown of credit lines and facilities	20,000
Repayment of credit lines and facilities	(20,000)
Proceeds from the exercise of share options	13,015	4,665	13,168
Share issuance costs	(74)	(76)	(51)
Excess tax benefit from the exercise of share options	1,274	681	2,345
Repurchase of ordinary shares	(15,605)	(9,005)
Share repurchase costs	(190)	(113)
Receipt of government grant	340
Repayment of other liabilities and finance lease obligations			(166)
Net cash (used in)/provided by financing activities	(1,240)	(3,848)	15,296
Effect of exchange rate movements on cash	3,728	(430)	(6,401)
Net (decrease)/increase in cash and cash equivalents	(5,190)	(136,469)	110,905
Cash and cash equivalents at beginning of year	119,237	255,706	144,801
Cash and cash equivalents at end of year	$ 114,047	$ 119,237	$ 255,706